Related Party Transactions - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Lessee's incremental borrowing rate applied to lease liabilities	2.00%
Lease liabilities, repayment term	5 years
Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Lessee's incremental borrowing rate applied to lease liabilities	7.28%
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid for shared services	$ 1,040,000	$ 1,998,000